Issued Capital and Reserves - Summary of Share Premium (Detail) - GBP (£) £ in Thousands				6 Months Ended		12 Months Ended
	Jun. 04, 2020	Feb. 20, 2020	Feb. 11, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance				£ 121,684
Ending balance				161,785	£ 121,684	£ 121,684
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance				121,684	118,492	118,492
Issued on June 21, 2019 for conversion of Novartis loan note					3,953
Transaction costs for issued share capital				(1,129)	(761)
Issue of share capital				21,386
Ending balance				161,785	£ 121,684	£ 121,684
Share premium [member] | Aspire Capital [Member]
Disclosure of classes of share capital [line items]
Transaction costs for issued share capital				(147)
Share premium [member] | Boxer Capital [Member]
Disclosure of classes of share capital [line items]
Transaction costs for issued share capital				£ (31)
Share premium [member] | Securities Purchase Agreement [Member] | Aspire Capital [Member]
Disclosure of classes of share capital [line items]
Issue of share capital			£ 2,287
Issue of share capital			£ 224
Share premium [member] | Securities Purchase Agreement [Member] | Boxer Capital [Member]
Disclosure of classes of share capital [line items]
Issue of share capital		£ 2,267
Share premium [member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of share capital	£ 15,244